Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Common stocks: 9.20%
Health care: 4.10%
Biotechnology: 3.09%
AbbVie Incorporated	75,000	$ 8,490,000
Alexion Pharmaceuticals Incorporated †	3,500	617,925
Amgen Incorporated	11,000	2,617,340
		11,725,265
Health care equipment & supplies: 0.25%
Abbott Laboratories	8,000	933,200
Health care providers & services: 0.15%
McKesson Corporation	3,000	577,170
Pharmaceuticals: 0.61%
Bristol-Myers Squibb Company	30,000	1,971,600
Horizon Therapeutics plc †	2,000	183,320
Merck & Company Incorporated	2,000	151,780
		2,306,700
Industrials: 1.37%
Aerospace & defense: 0.46%
L3Harris Technologies Incorporated	8,000	1,744,480
Machinery: 0.64%
John Bean Technologies Corporation	5,000	720,150
The Timken Company	19,000	1,680,550
		2,400,700
Professional services: 0.27%
Leidos Holdings Incorporated	10,000	1,027,500
Information technology: 3.02%
Electronic equipment, instruments & components: 0.35%
Amphenol Corporation Class A	20,000	1,345,200
IT services: 0.30%
Akamai Technologies Incorporated †	10,000	1,142,100
Semiconductors & semiconductor equipment: 2.10%
Applied Materials Incorporated	10,000	1,381,300
Broadcom Incorporated	13,000	6,140,290
Micron Technology Incorporated †	5,000	420,700
		7,942,290
Software: 0.27%
Adobe Incorporated †	2,000	1,009,160
Materials: 0.71%
Chemicals: 0.48%
Eastman Chemical Company	10,000	1,254,000
Huntsman Corporation	20,000	567,600
		1,821,600

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Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Containers & packaging: 0.23%
Berry Global Group Incorporated †	11,000	$ 750,310
Sealed Air Corporation	2,000	113,720
		864,030
Total Common stocks (Cost $26,371,056)		34,839,395

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 79.65%
Consumer discretionary: 4.96%
Auto components: 2.94%
Speedway Motors Incorporated 144A	4.88%	11-1-2027	$ 2,000,000	1,990,000
Tenneco Incorporated«	5.00	7-15-2026	6,000,000	5,962,500
Tenneco Incorproated 144A	5.13	4-15-2029	3,200,000	3,200,000
				11,152,500
Hotels, restaurants & leisure: 0.88%
International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,323,610
Household durables: 1.14%
Installed Building Company 144A	5.75	2-1-2028	4,110,000	4,325,775
Consumer staples: 6.48%
Food products: 4.00%
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	3,000,000	3,107,550
Post Holdings Incorporated 144A	4.50	9-15-2031	12,195,000	12,057,806
				15,165,356
Household durables: 2.48%
Spectrum Brands Incorporated 144A	3.88	3-15-2031	9,645,000	9,379,666
Energy: 1.39%
Oil, gas & consumable fuels: 1.39%
Cheniere Energy Partners LP	4.50	10-1-2029	5,000,000	5,287,500
Health care: 22.69%
Health care equipment & supplies: 3.79%
Hologic Incorporated 144A	3.25	2-15-2029	10,500,000	10,237,500
Teleflex Incorporated 144A	4.25	6-1-2028	4,000,000	4,125,000
				14,362,500
Health care providers & services: 12.01%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	11,500,000	11,500,000
AMN Healthcare Incorporated 144A	4.63	10-1-2027	2,250,000	2,328,750
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	6,250,000	6,014,375
Centene Corporation	4.63	12-15-2029	3,000,000	3,238,290
Davita Incorporated 144A	4.63	6-1-2030	13,000,000	13,258,570
Encompass Health Corporation	4.63	4-1-2031	5,500,000	5,833,850
HealthSouth Corporation	5.13	3-15-2023	3,334,000	3,337,334
				45,511,169
Health care technology: 0.82%
IQVIA Incorporated 144A	5.00	10-15-2026	3,000,000	3,112,500

2  |  Wells Fargo High Yield Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life sciences tools & services: 1.85%
Charles River Laboratories Incorporated 144A	4.00%	3-15-2031	$ 6,900,000	$ 6,994,875
Pharmaceuticals: 4.22%
Bausch Health Companies Incorporated 144A	5.25	2-15-2031	4,000,000	3,660,000
Organon Finance 1 LLC 144A	5.13	4-30-2031	12,000,000	12,313,560
				15,973,560
Industrials: 16.54%
Aerospace & defense: 4.65%
Moog Incorporated 144A	4.25	12-15-2027	4,050,000	4,151,250
TransDigm Group Incorporated 144A	4.63	1-15-2029	4,000,000	3,950,000
TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	9,522,460
				17,623,710
Commercial services & supplies: 6.08%
ACCO Brands Corporation 144A	4.25	3-15-2029	7,000,000	6,895,000
Clean Harbors Incorporated 144A	4.88	7-15-2027	3,000,000	3,153,750
Clean Harbors Incorporated 144A	5.13	7-15-2029	4,250,000	4,603,600
Stericycle Incorporated 144A	5.38	7-15-2024	6,000,000	6,183,840
Stericycle Incorporated 144A	3.88	1-15-2029	2,200,000	2,194,500
				23,030,690
Construction & engineering: 2.74%
Dycom Industries Incorporated 144A	4.50	4-15-2029	10,450,000	10,397,750
Electrical equipment: 3.07%
Sensata Technologies BV 144A	4.00	4-15-2029	11,600,000	11,620,880
Information technology: 10.44%
Communications equipment: 0.93%
CommScope Technologies LLC 144A	6.00	6-15-2025	3,466,000	3,536,360
Electronic equipment, instruments & components: 2.48%
TTM Technologies Incorporated 144A	4.00	3-1-2029	9,495,000	9,388,181
Semiconductors & semiconductor equipment: 5.54%
Microchip Technology Incorporated	4.25	9-1-2025	8,650,000	9,086,712
Synaptics Incorporated 144A	4.00	6-15-2029	12,000,000	11,906,520
				20,993,232
Software: 0.55%
Citrix Systems Incorporated	3.30	3-1-2030	2,000,000	2,079,244
Technology hardware, storage & peripherals: 0.94%
Western Digital Corporation	4.75	2-15-2026	3,195,000	3,553,607
Materials: 10.25%
Chemicals: 5.41%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,445,057
Olin Corporation	5.50	8-15-2022	3,275,000	3,422,375
Tronox Incorporated 144A	4.63	3-15-2029	6,640,000	6,801,352
Valvoline Incorporated 144A	3.63	6-15-2031	7,000,000	6,803,860
				20,472,644

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Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Containers & packaging: 4.84%
Ball Corporation	2.88%	8-15-2030	$15,000,000	$ 14,325,000
Berry Global Incorporated 144A«	4.50	2-15-2026	3,932,000	4,025,385
				18,350,385
Real estate: 6.90%
Equity REITs: 6.90%
Iron Mountain Incorporated 144A	4.50	2-15-2031	9,700,000	9,639,375
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	518,200
Sabra Health Care LP	3.90	10-15-2029	3,639,000	3,782,266
SBA Communications Corporation 144A	3.13	2-1-2029	7,000,000	6,720,000
SBA Communications Corporation	3.88	2-15-2027	5,350,000	5,470,375
				26,130,216
Total Corporate bonds and notes (Cost $302,109,579)				301,765,910
Yankee corporate bonds and notes: 10.04%
Consumer discretionary: 2.49%
Auto components: 2.49%
Adient Global Holdings Limited 144A	4.88	8-15-2026	9,210,000	9,440,250
Health care: 3.38%
Pharmaceuticals: 3.38%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	13,450,000	12,390,812
Jazz Securities Designated Activity Company 144A	4.38	1-15-2029	400,000	411,392
				12,802,204
Information technology: 1.12%
Technology hardware, storage & peripherals: 1.12%
Seagate HDD 144A	3.13	7-15-2029	1,000,000	952,500
Seagate HDD 144A	4.09	6-1-2029	3,273,000	3,297,548
				4,250,048
Materials: 3.05%
Chemicals: 3.05%
Methanex Corporation	5.13	10-15-2027	11,067,000	11,565,015
Total Yankee corporate bonds and notes (Cost $38,735,118)				38,057,517

		Yield	Shares
Short-term investments: 1.93%
Investment companies: 1.93%
Securities Lending Cash Investments LLC ♠∩∞		0.03	6,817,150	6,817,150
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	482,840	482,840
Total Short-term investments (Cost $7,299,990)				7,299,990
Total investments in securities (Cost $374,515,743)	100.82%			381,962,812
Other assets and liabilities, net	(0.82)			(3,117,914)
Total net assets	100.00%			$378,844,898

4  |  Wells Fargo High Yield Bond Fund

Portfolio of investments—May 31, 2021 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$1,738,500	$19,503,121	$(14,424,471)	$0	$0	$6,817,150		6,817,150	$1,008#
Wells Fargo Government Money Market Fund Select Class	526,937	152,443,505	(152,487,602)	0	0	482,840		482,840	955
				$0	$0	$7,299,990	1.93%		$1,963

#	Amount shown represents income before fees and rebates.

Wells Fargo High Yield Bond Fund  |  5

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

6  |  Wells Fargo High Yield Bond Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Health care	$15,542,335	$0	$0	$15,542,335
Industrials	5,172,680	0	0	5,172,680
Information technology	11,438,750	0	0	11,438,750
Materials	2,685,630	0	0	2,685,630
Corporate bonds and notes	0	301,765,910	0	301,765,910
Yankee corporate bonds and notes	0	38,057,517	0	38,057,517
Short-term investments
Investment companies	7,299,990	0	0	7,299,990
Total assets	$42,139,385	$339,823,427	$0	$381,962,812
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Bond Fund  |  7